Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements Of Operations
Sales, net	$ 2,041,901	$ 1,606,990	$ 3,384,352	$ 3,260,031	$ 5,893,844	$ 5,538,005
Cost of goods sold	2,281,624	1,629,257	3,731,888	3,290,680	6,577,168	5,193,445
Gross profit (loss)	(239,723)	(22,267)	(347,536)	(30,649)	(683,324)	344,560
Operating expenses
Consulting fees	122,462	144,744	219,772	285,910	767,914	680,196
Share-based compensation	296,513	238,758	630,100	711,532	2,046,074	1,065,288
Salaries and wages	128,500	243,579	269,446	515,154	999,968	830,677
Legal and professional	64,035	199,388	185,937	236,301	337,118	286,728
General and administrative	183,736	217,405	318,030	434,425	1,468,684	900,463
Total operating expenses	795,246	1,043,874	1,623,285	2,183,322	5,619,758	3,763,352
Loss from operations	(1,034,969)	(1,066,141)	(1,970,821)	(2,213,971)	(6,303,082)	(3,418,792)
Other (income) and expenses
Interest income	(95)	(66)	(176)	(644)	(1,103)	(2,496)
Interest expense	40,912	45,466	83,907	90,443	180,128	592,788
Other					6,392	4,043
Total other (income) and expenses	40,817	45,400	83,731	89,799	185,417	594,335
Loss before provision for income taxes	$ (1,075,786)	$ (1,111,541)	$ (2,054,552)	$ (2,303,770)	$ (6,488,499)	$ (4,013,127)
Provision for income taxes
Net loss	$ (1,075,786)	$ (1,111,541)	$ (2,054,552)	$ (2,303,770)	$ (6,488,499)	$ (4,013,127)
Premium on Series AA Preferred conversion to common shares				2,243,410	(2,243,410)
Net loss available to common shareholders	$ (1,075,786)	$ (1,111,541)	$ (2,054,552)	$ (4,547,180)	$ (8,731,909)	$ (4,013,127)
Basic and diluted loss per share	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.09)	$ (0.16)	$ (0.09)
Weighted average number of common shares outstanding (basic and diluted)	70,427,963	51,906,725	66,786,804	50,707,479	54,451,172	45,527,044